SIGNIFICANT ACCOUNTING POLICIES - Leases - Gross difference (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Leases
Total future lease payments	¥ 78,436
Impact of discounting remaining lease payments	(4,828)
Total lease liabilities	¥ 73,608